Notes Payable to Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Interest expense on notes to related parties	$ 27,877	$ 17,795	$ 26,067	$ 38,831	$ 56,626	$ 15,784
Accrued interest	$ 125,856		$ 125,856		$ 68,471	$ 28,969